Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Related-Party and Party-In-Interest Transaction [Line Items]
Related-Party and Party-In-Interest Transactions
(7)	Related-Party and Party-In-Interest Transactions

Certain Plan investments that include mutual funds and money market funds are managed by Fidelity Management & Research through the Master Trust. Fidelity Management & Research is related to the Trustee as defined by the Plan and, therefore, transactions involving these investments qualify as party-in-interest transactions. Fees incurred from related parties by the Plan amounted to $282,191 for the year ended December 31, 2025.

The Plan’s investments include ADR shares of Diageo plc through the Master Trust. Diageo plc is the parent company of the Plan Sponsor and, therefore, transactions involving this investment qualify as party-in-interest transactions. At the Master Trust during 2025, this investment earned dividends of $350,000, had realized losses of $295,000 and had unrealized losses of $3,096,000. At the Master Trust during 2025, purchases and sales of the ADR shares of Diageo plc were approximately $809,000 and $1,638,000, respectively.

Notes receivable from participants also qualify as party-in-interest transactions.